Share capital, share premium and other reserves - Other Reserves (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning Balance		£ (10,960)
Purchase of shares by employee benefit trusts		(5)	£ (38)
Shares transferred to employees		1
Repurchase of ordinary shares and capital reduction		(503)
Purchase of treasury shares		(116)
Exchange movements on overseas net assets		(132)	(420)	£ 598
Transaction with equity shareholder	[1]			£ (47)
Ending Balance		£ (11,197)	£ (10,960)
Number of shares held by employee benefit trust		0.6	10.4	0.2
Other reserves
Disclosure of classes of share capital [line items]
Beginning Balance		£ (10,960)	£ (10,491)
Other comprehensive income		(26)	12
Amount reclassified to income statement			(23)
Purchase of shares by employee benefit trusts		(5)	(38)
Shares transferred to employees		41
Repurchase of ordinary shares and capital reduction		1
Purchase of treasury shares		(116)
Exchange movements on overseas net assets		(132)	(420)
Ending Balance		(11,197)	(10,960)	£ (10,491)
Cumulative translation reserve
Disclosure of classes of share capital [line items]
Beginning Balance		626	1,046
Exchange movements on overseas net assets		(132)	(420)
Ending Balance		494	626	1,046
EBT shares reserve
Disclosure of classes of share capital [line items]
Beginning Balance		(38)
Purchase of shares by employee benefit trusts		(5)	(38)
Shares transferred to employees		41
Ending Balance		(2)	(38)
Treasury shares reserve
Disclosure of classes of share capital [line items]
Purchase of treasury shares		(116)
Ending Balance		(116)
Capital redemption reserve
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares and capital reduction		1
Ending Balance		1
Cash flow hedge reserve
Disclosure of classes of share capital [line items]
Beginning Balance		139	150
Other comprehensive income		(26)	12
Amount reclassified to income statement			(23)
Ending Balance		113	139	150
Merger reserve
Disclosure of classes of share capital [line items]
Beginning Balance		(11,687)	(11,687)
Ending Balance		£ (11,687)	£ (11,687)	£ (11,687)

[1]	In 2022, equity shareholders refers to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1